Investment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Equity in earnings	R$ 107,800	R$ 82,526	R$ 89,304
I-Systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance of investment	1,368,286
Equity in earnings	(107,800)
Ending balance of investment	R$ 1,260,486	R$ 1,368,286